Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Deferred Income Taxes

	December 31	December 31
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$32,084	$36,841
Goodwill	2,145	1,762
Other	3,414	3,399

Total gross deferred tax assets	37,643	42,002
Less – valuation allowance	(37,643)	(42,002)

Net deferred tax assets	$-	$-

Deferred tax liability -

Intangible assets	(65)	(53)

Net deferred tax liability	$(65)	$(53)

Change In Total Valuation Allowance

	Year ended December 31
	2010	2011	2012
Balance at beginning of year	26,988	27,311	37,643
Additions during the year	481	1,520	4,336
Changes due to amendments to tax laws
and applicable future tax rates, see note 12A(4)	-	8,858	-
Other changes	(158)	(46)	23
Balance at end of year	27,311	37,643	42,002

Schedule Of Current And Deferred Income Taxes

	Year ended December 31
	2010	2011	2012
Current	$(447)	$(288)	$(179)
Deferred	36	19	12

Income tax expenses	$(411)	$(269)	$(167)

Reconciliation Of Income Tax Expense To Israeli Statutory

	Year ended December 31
	2010	2011	2012
Computed "expected" income tax benefit	$646	$1,638	$4,349
Decrease in income tax benefit
resulting from:
Change in valuation allowance, net	(481)	(1,520)	(4,336)
Stock-based compensation related to options
issued to employees	(418)	(235)	(188)
Non-deductible expenses	(220)	(133)	(35)
Other	62	(19)	43

Total income tax expenses	$(411)	$(269)	$(167)

Income (Loss) From Continuing Operations Before Taxes On Income

	Year ended December 31
	2010	2011	2012
Israel	$(3,092)	$(5,580)	$(16,623)
Non-Israel	504	(1,244)	(773)

	$(2,588)	$(6,824)	$(17,396)